UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal Trust III
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Tidal Trust III

Impact Shares YWCA Women's Empowerment ETF

Ticker: WOMN

Principal Listing Exchange: NYSEArca

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about Impact Shares YWCA Women's Empowerment ETF (the "Fund") for the period from July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://impactetfs.org/womn-etf/. You can also request this information by calling 844-448-3383.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares YWCA Women's Empowerment ETF	$82	0.75%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that, before fees and expenses, track the performance of the Morningstar® Women’s Empowerment Index that is designed to measure the performance of U.S. large-capitalization and mid-capitalization companies that are “empowering to women,” and to exhibit risk and return characteristics similar to those of the Russell 1000 Index. The Fund’s underlying benchmark is the Morningstar Women’s Empowerment Index (the “Underlying Index”). From July 1, 2023 through June 30, 2024 (the “Reporting Period”), the total return for the Fund was 19.64%, and the return for the Russell 1000 was 23.88%. The trailing twelve months ending June 2024 was defined by the broad equity market performance being driven by the FED and continued rate uncertainty. Inflation showed signs of improvement towards the end of the period, inching closer to the Fed's 2% target after a series of unexpectedly high Consumer Price Index (CPI) reports in early 2024. This shift in inflation data led to evolving market sentiments and prompted the Fed to adopt a more positive tone ending the period with a high likelihood of multiple rate cuts in the second half of 2024. Additionally, the Russell 1000 was enjoyed exceptional returns from technology and communications companies associated with AI continuing their rally, the fund did not have as much exposure to these high flying names as did the index. Meanwhile, uncertainty around the presidential election results contributed in market volatility, with potential implications on economic policies.

Total Return Based on $10,000 Investment

	Impact Shares YWCA Women's Empowerment ETF - $22480	Russell 1000 Index (USD)* - $20529	Morningstar Women's Empowerment Index - $19460	Morningstar US Large-Mid Cap Index - $20119
Aug/18	$10000	$10000	$10000	$10000
Jun/19	$10471	$10382	$10303	$10356
Jun/20	$11719	$11159	$11201	$11133
Jun/21	$17913	$15965	$15550	$15765
Jun/22	$15768	$13884	$13789	$13620
Jun/23	$18790	$16572	$16282	$16200
Jun/24	$22480	$20529	$19460	$20119

Since its inception on August 24, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares but assume the reinvestment of capital gains, dividends and return of capital. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 844-448-3383 or visit https://impactetfs.org/womn-etf/ for current month-end performance.

Footnote Reference*As of June 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of June 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Impact Shares YWCA Women's Empowerment ETF	19.64%	16.51%	14.84%
Russell 1000 Index (USD)*	23.88%	14.61%	13.07%
Morningstar Women's Empowerment Index	19.52%	13.56%	12.04%
Morningstar US Large-Mid Cap Index	24.19%	14.21%	12.68%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$55,779,835	180	$353,066	33%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Information Technology
25.9%
Health Care
14.8%
Financials
13.7%
Consumer Discretionary
11.0%
Industrials
8.0%
Consumer Staples
7.8%
Communication Services
7.6%
Energy
5.9%
Utilities
2.0%
Real Estate
1.9%
Materials
1.5%
Short-Term Investment
0.1%

Value	Value
Short-Term Investment	0.1%
Materials	1.5%
Real Estate	1.9%
Utilities	2.0%
Energy	5.9%
Communication Services	7.6%
Consumer Staples	7.8%
Industrials	8.0%
Consumer Discretionary	11.0%
Financials	13.7%
Health Care	14.8%
Information Technology	25.9%
Footnote	Description
Footnote	* Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Amazon.com	5.4%
Apple	5.1%
Meta Platforms, Class A	5.1%
Eli Lilly	3.6%
Microsoft	2.9%
Exxon Mobil	2.8%
Adobe	2.4%
Salesforce	2.4%
UnitedHealth Group	2.4%
Visa, Class A	2.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  844-448-3383

  https://impactetfs.org/womn-etf/

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Tidal Trust III

Impact Shares YWCA Women's Empowerment ETF: WOMN

Principal Listing Exchange - NYSEArca

Annual Shareholder Report - June 30, 2024

IMP-AR-TSR-2024-2

Tidal Trust III

Impact Shares NAACP Minority Empowerment ETF

Ticker: NACP

Principal Listing Exchange: NYSEArca

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about Impact Shares NAACP Minority Empowerment ETF (the "Fund") for the period from July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://impactetfs.org/nacp-etf/. You can also request this information by calling 844-448-3383.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares NAACP Minority Empowerment ETF	$55	0.49%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that, before fees and expenses, track the performance of the Morningstar Minority Empowerment Index that is designed to measure the performance of large-capitalization and mid-capitalization companies that are “empowering to communities of color,” and to exhibit risk and return characteristics similar to those of the Morningstar US Large-Mid Cap® Index (the “Parent Index”). The Fund’s underlying benchmark is the Morningstar Minority Empowerment Index (the “Underlying Index”). The Parent Index is our primary broad-market benchmark for the Fund’s performance. From July 1, 2023 through June 30, 2024 (the “Reporting Period”), the total return for the Fund was 26.38% and the return for the Russell 1000 Index was 23.88%. The trailing twelve months ending June 2024 was defined by the broad equity market performance being driven by the FED and continued rate uncertainty. Inflation showed signs of improvement towards the end of the period, inching closer to the Fed's 2% target after a series of unexpectedly high Consumer Price Index (CPI) reports in early 2024. This shift in inflation data led to evolving market sentiments and prompted the Fed to adopt a more positive tone ending the period with a high likelihood of multiple rate cuts in the second half of 2024. Additionally, the Russell 1000 was enjoyed exceptional returns from technology and communications companies associated with AI continuing their rally, the fund did not have as much exposure to these high flying names as did the index. Meanwhile, uncertainty around the presidential election results contributed in market volatility, with potential implications on economic policies.

Total Return Based on $10,000 Investment

	Impact Shares NAACP Minority Empowerment ETF - $22355	Russell 1000 Index (USD)* - $20997	Morningstar Minority Empowerment Index - $20678	Morningstar US Large-Mid Cap Index - $20562
Jul/18	$10000	$10000	$10000	$10000
Jun/19	$10737	$10618	$10743	$10584
Jun/20	$11887	$11413	$11309	$11378
Jun/21	$17041	$16329	$15750	$16113
Jun/22	$14877	$14200	$13834	$13920
Jun/23	$17689	$16950	$16462	$16557
Jun/24	$22355	$20997	$20678	$20562

Since its inception on July 18, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares but assume the reinvestment of capital gains, dividends and return of capital. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 844-448-3383 or visit https://impactetfs.org/nacp-etf/ for current month-end performance.

Footnote Reference* As of June 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of June 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Impact Shares NAACP Minority Empowerment ETF	26.38%	15.80%	14.46%
Russell 1000 Index (USD)*	23.88%	14.61%	13.26%
Morningstar Minority Empowerment Index	25.61%	13.99%	12.97%
Morningstar US Large-Mid Cap Index	24.19%	14.21%	12.87%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$47,335,708	165	$209,971	37%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Information Technology
32.6%
Communication Services
13.3%
Financials
11.0%
Health Care
10.6%
Industrials
10.2%
Consumer Discretionary
7.5%
Energy
5.7%
Consumer Staples
3.8%
Utilities
3.0%
Materials
1.2%
Short-Term Investment
0.7%
Real Estate
0.7%

Value	Value
Real Estate	0.7%
Short-Term Investment	0.7%
Materials	1.2%
Utilities	3.0%
Consumer Staples	3.8%
Energy	5.7%
Consumer Discretionary	7.5%
Industrials	10.2%
Health Care	10.6%
Financials	11.0%
Communication Services	13.3%
Information Technology	32.6%
Footnote	Description
Footnote	* Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	5.6%
Amazon.com	5.5%
Apple	5.3%
NVIDIA	4.9%
QUALCOMM	4.1%
Meta Platforms, Class A	3.9%
Accenture PLC, Class A	3.7%
International Business Machines	3.1%
Alphabet, Class A	3.0%
Alphabet, Class C	2.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  844-448-3383

  https://impactetfs.org/nacp-etf/

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Tidal Trust III

Impact Shares NAACP Minority Empowerment ETF: NACP

Principal Listing Exchange - NYSEArca

Annual Shareholder Report - June 30, 2024

IMP-AR-TSR-2024-1

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Monica Byrd is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Impact Shares YWCA Women’s Empowerment ETF

	FYE 6/30/2024	FYE 6/30/2023
( a ) Audit Fees	$14,000	$14,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Impact Shares NAACP Minority Empowerment ETF

	FYE 6/30/2024	FYE 6/30/2023
( a ) Audit Fees	$14,000	$14,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

(e)(1)	The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)	The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2024	FYE 6/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)	The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2024	FYE 6/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h)	The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)	The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j)	The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Act”), and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members are as follows: Monica Byrd, Pamela Cytron and Lawrence Jules.

(b)	Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Impact Shares YWCA Women’s Empowerment ETF (ticker: WOMN)

Impact Shares NAACP Minority Empowerment ETF (ticker: NACP)

Core Financial Statements

June 30, 2024

Tidal Trust III

Each Fund files its complete schedule of Fund holdings for the first and third quarters of each fiscal year or as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT is available on the Trust’s website at https://impactetfs.org.

A description of the policies and procedures that Impact Shares, Corp. uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-448-3383; and (ii) on the Trust’s website at https://impactetfs.org/etfs/proxy-voting-class-actions.

Tidal Trust III Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

June 30, 2024

Description	Shares	Fair Value

COMMON STOCK — 100.1%
Communication Services— 7.6%
Electronic Arts	637	$88,753
Interpublic Group	1,019	29,643
Meta Platforms, Cl A	5,622	2,834,725
Netflix*	655	442,047
Omnicom Group	530	47,541
Pinterest, Cl A*	1,477	65,091
T-Mobile US	1,158	204,016
Verizon Communications	12,240	504,778

		4,216,594

Consumer Discretionary— 11.0%
Amazon.com*	15,443	2,984,360
Best Buy	1,037	87,409
Deckers Outdoor*	166	160,680
DoorDash, Cl A*	783	85,175
eBay	3,151	169,271
Expedia Group*	641	80,759
Ford Motor	23,606	296,019
General Motors	6,248	290,282
McDonald’s	4,326	1,102,438
Service International	808	57,473
Starbucks	6,712	522,529
Williams-Sonoma	322	90,923
Yum! Brands	1,680	222,533

		6,149,851

Consumer Staples— 7.8%
Archer-Daniels-Midland	1,434	86,685
Campbell Soup	522	23,589
Church & Dwight	634	65,733
Clorox	320	43,670
Coca-Cola	11,030	702,059
Colgate-Palmolive	2,184	211,935
Conagra Brands	1,251	35,554
General Mills	1,550	98,053
Hershey	382	70,223
J M Smucker	277	30,204
Kellanova	674	38,877
Kimberly-Clark	883	122,031
Kraft Heinz	2,562	82,548
Kroger	1,881	93,918
Molson Coors Beverage, Cl B	491	24,958
Mondelez International, Cl A	3,853	252,140
PepsiCo	4,097	675,718
Procter & Gamble	6,591	1,086,988
Target	1,427	211,253
Walmart	5,984	405,177

		4,361,313

Energy— 5.9%
Baker Hughes, Cl A	2,784	97,913
Chevron	5,466	854,992
ConocoPhillips	3,391	387,863
Exxon Mobil	13,373	1,539,500
Occidental Petroleum	1,768	111,437
Phillips 66	1,125	158,816
Williams	3,129	132,982

		3,283,503

Financials— 13.7%
Allstate	693	110,645
American Express	1,746	404,286
American International Group	1,864	138,383
Ameriprise Financial	273	116,623
Bank of America	19,462	774,004
Description	Shares	Fair Value

Bank of New York Mellon	1,932	$115,707
BlackRock, Cl A	423	333,036
Capital One Financial	997	138,035
Citigroup	5,622	356,772
Citizens Financial Group	578	20,825
Fifth Third Bancorp	1,788	65,244
Hartford Financial Services Group	817	82,141
Huntington Bancshares	3,778	49,794
Mastercard, Cl A	2,349	1,036,285
MetLife	1,722	120,867
Moody’s	445	187,314
Morgan Stanley	3,615	351,342
Northern Trust	542	45,517
Principal Financial Group	596	46,756
Progressive	1,738	361,000
Prudential Financial	962	112,737
Raymond James Financial	501	61,929
Regions Financial	2,447	49,038
S&P Global	885	394,710
State Street	756	55,944
Synchrony Financial	1,047	49,408
T Rowe Price Group	582	67,110
US Bancorp	4,553	180,754
Visa, Cl A	4,440	1,165,367
Wells Fargo	10,240	608,154
Willis Towers Watson PLC	271	71,040

		7,670,767

Health Care— 14.8%
AbbVie	4,811	825,183
Agilent Technologies	533	69,093
Amgen	1,512	472,424
Biogen*	376	87,164
BioMarin Pharmaceutical*	488	40,177
Cardinal Health	682	67,054
Cigna Group	830	274,373
Elevance Health	666	360,879
Eli Lilly	2,242	2,029,862
Gilead Sciences	3,536	242,605
Johnson & Johnson	6,881	1,005,727
Merck	6,883	852,115
Regeneron Pharmaceuticals*	289	303,748
UnitedHealth Group	2,594	1,321,021
Vertex Pharmaceuticals*	714	334,666

		8,286,091

Industrials— 8.0%
Automatic Data Processing	1,152	274,971
Booz Allen Hamilton Holding, Cl A	339	52,172
Carrier Global	2,144	135,244
Cummins	380	105,233
Delta Air Lines	1,676	79,510
Eaton PLC	1,148	359,955
Emerson Electric	1,543	169,977
Fortive	1,903	141,012
General Electric	3,162	502,663
Ingersoll Rand	1,039	94,383
Johnson Controls International PLC	1,800	119,646
Norfolk Southern	603	129,458
Owens Corning	243	42,214
Paychex	824	97,694
Pentair PLC	432	33,122
Republic Services, Cl A	524	101,834
Rockwell Automation	297	81,758
Stanley Black & Decker	381	30,438
Trane Technologies PLC	637	209,528
TransUnion	502	37,228
Uber Technologies*	10,054	730,725
Union Pacific	1,775	401,611

The accompanying notes are an integral part of the financial statements.

Tidal Trust III Impact Shares YWCA Women’s Empowerment ETF
Schedule of Investments

June 30, 2024

Description	Shares	Fair Value

Verisk Analytics, Cl A	365	$98,386
Waste Management	1,097	234,034
WW Grainger	114	102,855
Xylem	638	86,532

		4,452,183

Information Technology††— 25.9%
Accenture PLC, Cl A	3,508	1,064,362
Adobe*	2,452	1,362,184
ANSYS*	454	145,961
Apple	13,529	2,849,478
Autodesk*	1,103	272,937
Cisco Systems	23,301	1,107,030
Hewlett Packard Enterprise	5,899	124,882
HP	5,819	203,781
HubSpot*	307	181,066
International Business Machines	5,130	887,234
Intuit	1,539	1,011,446
Keysight Technologies*	937	128,135
Microsoft	3,668	1,639,413
Monolithic Power Systems	226	185,700
Motorola Solutions	911	351,692
Okta, Cl A*	821	76,854
Salesforce	5,283	1,358,259
ServiceNow*	1,061	834,657
TE Connectivity	1,736	261,146
Tyler Technologies*	226	113,628
Workday, Cl A*	1,211	270,731

		14,430,576

Materials— 1.5%
Air Products and Chemicals	576	148,637
Celanese, Cl A	259	34,937
Corteva	1,870	100,868
Dow	1,844	97,824
DuPont de Nemours	1,072	86,285
Ecolab	645	153,510
Newmont	2,961	123,977
PPG Industries	615	77,422

		823,460

Real Estate— 1.9%
American Tower, Cl A‡	1,332	258,914
CBRE Group, Cl A*	822	73,248
Equinix‡	275	208,065
Equity LifeStyle Properties‡	455	29,634
Essex Property Trust‡	163	44,369
Host Hotels & Resorts‡	1,864	33,515
Invitation Homes‡	1,491	53,512
Iron Mountain‡	761	68,201
Rexford Industrial Realty‡	520	23,187
Ventas‡	1,045	53,566
Welltower‡	1,607	167,530
Zillow Group, Cl A*	143	6,441
Zillow Group, Cl C*	414	19,205

		1,039,387

Utilities— 2.0%
Alliant Energy	678	34,510
American Electric Power	1,396	122,485
American Water Works	474	61,222
Avangrid	184	6,538
CenterPoint Energy	1,646	50,993
CMS Energy	754	44,885
Consolidated Edison	923	82,535
Edison International	1,000	71,810
Entergy	575	61,525
Exelon	2,868	99,261
Description	Shares	Fair Value

NiSource	1,067	$30,740
PG&E	5,585	97,514
Pinnacle West Capital	297	22,685
PPL	1,926	53,254
Public Service Enterprise Group	1,281	94,410
Sempra	1,648	125,347
Vistra	974	83,745

		1,143,459

Total Common Stock
(Cost $45,883,598)		55,857,184

SHORT-TERM INVESTMENT — 0.1%
First American Government Obligations Fund, Cl X, 5.230% (A)	49,641	49,641

Total Short-Term Investment
(Cost $49,641)		49,641

Total Investments - 100.2%
(Cost $45,933,239)		$55,906,825

Percentages are based on Net Assets of $55,779,835.

*	Non-income producing security.
‡	Real Estate Investment Trust
††	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
(A)	Rate shown represents the 7-day effective yield as of June 30, 2024.

Cl — Class
PLC — Public Limited Company

As of June 30, 2024, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Tidal Trust III Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

June 30, 2024

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Communication Services— 13.3%
Alphabet, Cl A	7,767	$1,414,759
Alphabet, Cl C	6,909	1,267,249
AT&T	12,382	236,620
Electronic Arts	1,653	230,312
Interpublic Group	2,376	69,118
Meta Platforms, Cl A	3,677	1,854,017
Verizon Communications	29,296	1,208,167

		6,280,242

Consumer Discretionary— 7.5%
Amazon.com*	13,499	2,608,682
BorgWarner	397	12,799
eBay	895	48,079
Ford Motor	6,579	82,501
General Motors	1,824	84,743
Hilton Worldwide Holdings	387	84,443
Lowe’s	1,158	255,293
Marriott International, Cl A	525	126,929
MercadoLibre*	104	170,914
Royal Caribbean Cruises*	369	58,830

		3,533,213

Consumer Staples— 3.8%
Archer-Daniels-Midland	909	54,949
Bunge Global	250	26,692
Campbell Soup	336	15,184
Coca-Cola	7,657	487,368
Hershey	240	44,119
J M Smucker	178	19,409
Kellanova	429	24,745
Kraft Heinz	1,671	53,840
Kroger	1,227	61,264
Molson Coors Beverage, Cl B	311	15,808
Mondelez International, Cl A	2,774	181,531
PepsiCo	2,815	464,278
US Foods Holding*	351	18,596
Walmart	5,253	355,681

		1,823,464

Energy— 5.7%
Cheniere Energy	414	72,380
Chevron	3,753	587,044
ConocoPhillips	2,323	265,705
Devon Energy	1,085	51,429
Exxon Mobil	9,214	1,060,716
Hess	511	75,383
Kinder Morgan	3,288	65,333
Marathon Petroleum	759	131,671
ONEOK	960	78,288
Phillips 66	908	128,182
Valero Energy	565	88,569
Williams	2,023	85,977

		2,690,677

Financials— 11.0%
American Express	1,213	280,870
Aon PLC, Cl A	345	101,285
Bank of America	13,385	532,321
Bank of New York Mellon	1,225	73,365
Charles Schwab	2,883	212,448
Citigroup	3,878	246,098
Huntington Bancshares	2,388	31,474
JPMorgan Chase	5,873	1,187,873
Mastercard, Cl A	1,620	714,679
MetLife	1,091	76,577
Description	Shares	Fair Value

Moody’s	262	$110,284
Morgan Stanley	2,507	243,655
Nasdaq	568	34,228
PNC Financial Services Group	672	104,483
Principal Financial Group	203	15,925
Regions Financial	1,551	31,082
S&P Global	624	278,304
Synchrony Financial	745	35,157
Travelers	390	79,303
Visa, Cl A	3,083	809,195

		5,198,606

Health Care— 10.6%
Abbott Laboratories	3,370	350,177
AbbVie	3,328	570,819
Agilent Technologies	491	63,648
Becton Dickinson	476	111,246
Boston Scientific*	2,807	216,167
Cigna Group	579	191,400
Danaher	1,290	322,307
Edwards Lifesciences*	1,025	94,679
Elevance Health	464	251,423
Gilead Sciences	2,363	162,125
GRAIL*	44	674
Johnson & Johnson	4,740	692,798
Labcorp Holdings	148	30,120
Merck	4,732	585,822
Quest Diagnostics	189	25,870
ResMed	244	46,706
Thermo Fisher Scientific	728	402,584
UnitedHealth Group	1,786	909,538

		5,028,103

Industrials— 10.2%
AECOM	236	20,801
AMETEK	384	64,017
Automatic Data Processing	843	201,216
Boeing*	1,212	220,596
Booz Allen Hamilton Holding, Cl A	218	33,550
CSX	3,488	116,673
Cummins	234	64,802
Deere	519	193,914
Delta Air Lines	1,069	50,713
Eaton PLC	804	252,094
Emerson Electric	1,145	126,133
Expeditors International of Washington	263	32,820
FedEx	464	139,126
Ferguson PLC	369	71,457
General Electric	2,200	349,734
Honeywell International	1,261	269,274
Howmet Aerospace	718	55,738
Hubbell, Cl B	76	27,777
Illinois Tool Works	525	124,404
Ingersoll Rand	618	56,139
JB Hunt Transport Services	139	22,240
Johnson Controls International PLC	1,166	77,504
L3Harris Technologies	337	75,683
Lennox International	55	29,424
Lincoln Electric Holdings	98	18,487
Nordson	91	21,107
Northrop Grumman	306	133,401
Otis Worldwide	666	64,109
Owens Corning	133	23,105
Rockwell Automation	193	53,129
Textron	344	29,536
Trane Technologies PLC	433	142,426
Uber Technologies*	16,441	1,194,932
Union Pacific	1,204	272,417
United Airlines Holdings*	547	26,617

The accompanying notes are an integral part of the financial statements.

Tidal Trust III Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

June 30, 2024

Description	Shares	Fair Value

United Rentals	119	$76,961
Verisk Analytics, Cl A	242	65,231
Xylem	404	54,794

		4,852,081

Information Technology††— 32.6%
Accenture PLC, Cl A	5,744	1,742,787
Apple	11,836	2,492,898
Dell Technologies, Cl C	2,632	362,979
HP	9,323	326,492
International Business Machines	8,402	1,453,126
Micron Technology	9,073	1,193,372
Microsoft	5,932	2,651,307
NVIDIA	18,943	2,340,218
Palo Alto Networks*	2,770	939,058
QUALCOMM	9,775	1,946,984

		15,449,221

Materials— 1.2%
CF Industries Holdings	325	24,089
DuPont de Nemours	823	66,243
Eastman Chemical	200	19,594
Ecolab	412	98,056
Freeport-McMoRan, Cl B	3,100	150,660
Martin Marietta Materials	104	56,347
Mosaic	567	16,386
PPG Industries	393	49,475
Southern Copper	145	15,622
Vulcan Materials	221	54,959

		551,431

Real Estate— 0.7%
AvalonBay Communities‡	232	47,999
Crown Castle‡	713	69,660
Equinix‡	192	145,267
Regency Centers‡	255	15,861
SBA Communications, Cl A‡	170	33,371

		312,158

Utilities— 3.0%
Alliant Energy	414	21,073
American Electric Power	867	76,071
CMS Energy	483	28,753
Consolidated Edison	587	52,489
DTE Energy	323	35,856
Duke Energy	1,585	158,865
Edison International	636	45,671
Entergy	336	35,952
Exelon	1,871	64,755
FirstEnergy	902	34,519
NextEra Energy	4,458	315,671
NiSource	679	19,562
NRG Energy	383	29,820
PG&E	2,226	38,866
PPL	1,224	33,844
Public Service Enterprise Group	831	61,245
Sempra	1,048	79,711
Southern	2,229	172,903
Vistra	616	52,964
WEC Energy Group	526	41,270

		1,399,860

Total Common Stock
(Cost $36,725,873)		47,119,056
Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 0.7%
First American Government Obligations Fund, Cl X, 5.230% (A)	335,277	$335,277

Total Short-Term Investment
(Cost $335,277)		335,277

Total Investments - 100.3%
(Cost $37,061,150)		$47,454,333

Percentages are based on Net Assets of $47,335,708.

*	Non-income producing security.
‡	Real Estate Investment Trust
††	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
(A)	Rate shown represents the 7-day effective yield as of June 30, 2024.

Cl — Class
PLC — Public Limited Company

As of June 30, 2024, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Tidal Trust III

Statements of Assets and Liabilities

June 30, 2024

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF

Assets:
Investments, at Cost	$45,933,239	$37,061,150
Investments, at Fair Value	$55,906,825	$47,454,333
Dividends Receivable	33,080	18,970
Reclaims Receivable	1,650	1,457
Total Assets	55,941,555	47,474,760

Liabilities:
Income Distributions Payable	127,773	120,342
Advisory Fees Payable	33,848	18,649
Due to Custodian	99	61
Total Liabilities	161,720	139,052

Net Assets	$55,779,835	$47,335,708

Net Assets Consist of:
Paid-in Capital	$46,579,113	$36,045,599
Total Distributable Earnings	9,200,722	11,290,109

Net Assets	$55,779,835	$47,335,708

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,550,000	1,200,000
Net Asset Value, Offering and Redemption Price Per Share	$35.99	$39.45

The accompanying notes are an integral part of the financial statements.

Tidal Trust III

Statements of Operations

For the year ended June 30, 2024

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF

Investment Income:
Dividend Income	$826,700	$730,784
Less: Foreign Taxes Withheld	(316)	(279)
Total Investment Income	826,384	730,505

Expenses:
Advisory Fees	353,066	209,971

Total Expenses	353,066	209,971

Net Investment Income	473,318	520,534

Net Realized Gain (Loss) on:
Investments(1)	1,584,468	5,309,953

Net Realized Gain (Loss)	1,584,468	5,309,953

Net Change in Unrealized Appreciation (Depreciation):
Investments	6,463,564	4,277,608

Net Change in Unrealized Appreciation (Depreciation)	6,463,564	4,277,608

Net Realized and Unrealized Gain (Loss)	8,048,032	9,587,561

Net Increase in Net Assets Resulting from Operations	$8,521,350	$10,108,095

(1) Includes realized gain (loss) as a result on in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Tidal Trust III

Statements of Changes in Net Assets

	Impact Shares YWCA Women’s Empowerment ETF
	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net Investment Income	$473,318	$414,055
Net Realized Gain (Loss)	1,584,468	(1,160,321)
Net Change in Unrealized Appreciation (Depreciation)	6,463,564	6,996,026

Net Increase in Net Assets Resulting from Operations	8,521,350	6,249,760

Distributions:	(849,726)	(2,789,774)

Capital Share Transactions:
Issued	9,083,277	7,770,799
Redeemed	(1,562,658)	(711,911)

Increase in Net Assets from Capital Share Transactions	7,520,619	7,058,888

Total Increase in Net Assets	15,192,243	10,518,874

Net Assets:
Beginning of Year	40,587,592	30,068,718
End of Year	$55,779,835	$40,587,592

Share Transactions:
Issued	275,000	275,000
Redeemed	(50,001)	(25,000)
Net Increase in Shares Outstanding from Share Transactions	224,999	250,000

The accompanying notes are an integral part of the financial statements.

Tidal Trust III

Statements of Changes in Net Assets

	Impact Shares NAACP Minority Empowerment ETF
	Year ended June 30, 2024	Year ended June 30, 2023
Operations:
Net Investment Income	$520,534	$539,678
Net Realized Gain (Loss)	5,309,953	(1,276,038)
Net Change in Unrealized Appreciation (Depreciation)	4,277,608	7,600,128

Net Increase in Net Assets Resulting from Operations	10,108,095	6,863,768

Distributions:	(527,702)	(1,399,198)

Capital Share Transactions:
Issued	1,905,221	4,349,942
Redeemed	(9,200,860)	—

Increase (Decrease) in Net Assets from Capital Share Transactions	(7,295,639)	4,349,942

Total Increase in Net Assets	2,284,754	9,814,512

Net Assets:
Beginning of Year	45,050,954	35,236,442
End of Year	$47,335,708	$45,050,954

Share Transactions:
Issued	50,000	150,000
Redeemed	(275,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(225,000)	150,000

Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

Tidal Trust III

Financial Highlights

Selected Per Share Data & Ratios

For the year ended June 30,

For a Share Outstanding Throughout the Year

	Net Asset Value, Beginning of Year ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distributions from Net Investment Income ($)	Distributions from Net Realized Capital Gains ($)	Total Distributions ($)	Net Asset Value, End of Year ($)	Market Price, End of Year (Unaudited) ($)	Total Return(%)(1)	Net Assets End of Year ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)(2)
Impact Shares YWCA Women’s Empowerment ETF
2024	30.63	0.33	5.63	5.96	(0.33)	(0.27)	(0.60)	35.99	36.02	19.64	55,780	0.75		1.01	33
2023	27.97	0.35	4.63	4.98	(0.34)	(1.98)	(2.32)	30.63	30.67	19.16	40,588	0.75		1.22	17
2022	32.85	0.27	(3.99)	(3.72)	(0.27)	(0.89)	(1.16)	27.97	27.92	(11.98)	30,069	0.75		0.83	36
2021	22.81	0.21	11.59	11.80	(0.47)	(1.29)	(1.76)	32.85	32.88	52.85	29,562	0.75	(3)	0.73	39
2020	20.63	0.28	2.16	2.44	(0.26)	—	(0.26)	22.81	22.77	11.92	7,414	0.75	(4)	1.30	47
Impact Shares NAACP Minority Empowerment ETF
2024	31.61	0.42	7.86	8.28	(0.44)	—	(0.44)	39.45	39.49	26.38	47,336	0.49		1.22	37
2023	27.64	0.40	4.63	5.03	(0.40)	(0.66)	(1.06)	31.61	31.65	18.90	45,051	0.49		1.41	9
2022	32.69	0.33	(4.25)	(3.92)	(0.32)	(0.81)	(1.13)	27.64	27.70	(12.70)	35,236	0.49		1.00	35
2021	23.17	0.30	9.68	9.98	(0.35)	(0.11)	(0.46)	32.69	32.76	43.35	31,875	0.50	(5)	1.03	49
2020	21.16	0.28	1.97	2.25	(0.24)	—	(0.24)	23.17	23.23	10.71	5,792	0.75	(4)	1.27	25

Amounts designated as “-” are $0.

*	Per share data calculated using average shares method.
(1)	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2)	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(3)	The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements. If these reimbursements were excluded, the ratio would have been 0.86% for the year ended June 30, 2021.
(4)	The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements. If these reimbursements were excluded, the ratio would have been 1.11% for the year ended June 30, 2020.
(5)	The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements. If these reimbursements were excluded, the ratio would have been 0.61% for the year ended June 30, 2021.

The accompanying notes are an integral part of the financial statements.

Tidal Trust III

Notes to Financial Statements

June 30, 2024

1. ORGANIZATION

Tidal Trust III, formerly Impact Shares Trust I (the “Trust”), is an open-end management investment company organized as a Delaware statutory trust pursuant to a Declaration of Trust dated May 19, 2016. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The financial statements herein and the related notes are those of Impact Shares YWCA Women’s Empowerment ETF (the “Women’s ETF”) and the Impact Shares NAACP Minority Empowerment ETF (the “Minority ETF”), (each a “Fund” and collectively, the “Funds”). The Women’s ETF and Minority ETF each seek to provide investment results that, before fees and expenses, track the total return performance of the Morningstar Women’s Empowerment Index and the Morningstar Minority Empowerment Index (the “Underlying Indices” or “Index”), respectively. The Funds are classified as “diversified” funds under the 1940 Act. With respect to Minority ETF, as of January 29, 2024, Tidal Investment LLC (“Tidal”) (the “Adviser”) serves as the investment adviser and Impact Shares, Corp. (“Impact Shares”) serves as sub-adviser. With respect to Women’s ETF, as of September 1, 2023, Tidal serves as the investment adviser and Impact Shares serves as sub-adviser. Prior to these dates, Impact Shares served as investment adviser to Women’s ETF and Minority ETF. The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters and is subject to the supervision of the Board of Trustees (the “Board”).

The Women’s ETF commenced operations on August 24, 2018.

The Minority ETF commenced operations on July 18, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The Funds are registered investment companies under Accounting Standard Codification in Topic 946 by the Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Security Valuation — Equity securities, including Real Estate Investment Trusts, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Valuation Designee (discussed below) concludes it approximates fair value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value (“NAV”). As a result, the fair value of these investments may change on days when you cannot buy or redeem shares of the Fund. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Portfolio securities for which market quotations are readily available are valued at their current market value. When market quotations are not readily available (or are deemed unreliable) for one or more portfolio securities, the 1940 Act requires the Funds to use the investment’s fair value, as determined in good faith. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee to perform fair value determinations, subject to Board oversight. Pursuant to the Valuation Designee’s fair value policies and procedures, securities for which market quotations are not readily available or for which the market price is determined to be unreliable, may include but are not limited to securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund which holds the security). Market quotations may also be not “readily available” if a significant event occurs after the close of the principal exchange on which a portfolio security trades (but before the time for calculation of such Fund’s NAV) if that event affects or is likely to affect (more than minimally) the NAV per share of such Fund. In determining the fair value price of a security, the Valuation Designee may use a number of other methodologies, including those based on discounted cash flows, multiples, recovery rates, yield to maturity or discounts to public comparables. The Valuation Designee may also employ independent pricing services. Fair value pricing involves judgments that are inherently subjective

Tidal Trust III

Notes to Financial Statements

June 30, 2024

and inexact; as a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each applicable Underlying Index, which, in turn, could result in a difference between a Fund’s performance and the performance of its Underlying Index.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year ended June 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended June 30, 2024, there have been no significant changes to the Funds’ fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Federal Income Taxes — It is each of the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken, or expected to be taken in the course of preparing the Funds’ tax returns, to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. As of and during the year ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. For the year ended June 30, 2024, the Funds did not recognize any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method.

Dividends and Distributions to Shareholders — The Funds intend to declare and pay dividends of net investment income quarterly and to pay any capital gain distributions on an annual basis. All distributions are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various time deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which,

Tidal Trust III

Notes to Financial Statements

June 30, 2024

at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Creation Units — The Funds issue and redeem shares (“Shares”) at NAV in large blocks of Shares comprised of 50,000 shares for the Funds (a “Creation Unit”). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $300 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $300 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. Creations and redemptions are also subject to an additional variable charge of up to 1% of the net asset value per Creation Unit, inclusive of the standard transaction fee, for (i) in-kind creations or redemptions effected outside the normal Clearing Process, (ii) in whole or partial cash creations, (iii) in whole or partial cash redemptions or (iv) non-standard orders. The variable component is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, the Transaction Fee will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge the variable portion of a Transaction Fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. The variable portion of a Transaction Fee may be higher or lower than the trading expenses incurred by a Fund with respect to the transaction.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The size of a creation unit for a Fund may be changed from time to time in the future, if determined to be in the best interests of a Fund by the President of the Fund.

If a Creation Unit is purchased or redeemed in cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Women’s ETF	50,000	$300	$1,799,500	$300
Minority ETF	50,000	300	1,972,500	300

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other asset and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications — In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Tidal Trust III

Notes to Financial Statements

June 30, 2024

3. AGREEMENTS

Investment Advisory Agreement

The Adviser is a Delaware limited liability company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. The Adviser serves as investment adviser to each of the Funds pursuant to investment advisory agreements (each an “Advisory Agreement”) with the Trust. The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Women’s ETF and the Minority ETF, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of the Women’s ETF and 0.49% of average daily net assets with respect to Minority ETF. Under the Advisory Agreement, the Adviser agrees to pay all expenses incurred by the Trust and Funds (except for advisory fees payable to the Adviser under the Agreement) pursuant to this Agreement, excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses. Prior to the Adviser change to each of the Funds, the Impact Shares, Corp. (the “Previous Adviser”) received a fee, which was calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of the Women’s ETF and 0.49% of average daily net assets with respect to Minority ETF. Under the Advisory Agreement, the Previous Adviser was responsible for substantially all expenses of the Women’s ETF and Minority ETF including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for: (i) distribution and service fees payable pursuant to a Rule 12b-1 plan, if any; (ii) taxes and governmental fees, if any, levied against a Fund; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred by or for a Fund; (iv) expenses of a Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; costs, including interest expenses, of borrowing money or engaging in other types of leverage financing; (v) extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, contractual arrangements with Partner Charities and the legal obligations of a Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; and (vi) expenses of a Fund which are capitalized in accordance with generally accepted accounting principles (the “Excluded Expenses”).

Additionally, each Investment Advisory Agreement remains in force for an initial two-year period and from year to year thereafter, subject to annual approval by (a) the Board or (b) a “vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. Each Investment Advisory Agreement may be terminated at any time, without payment of any penalty, by vote of the Trust’s Board, or by a “vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund, or by the Adviser, in each case on not more than 60 days’ nor less than 30 days’ prior written notice to the other party. Each Investment Advisory Agreement will automatically terminate in the event of its “assignment,” as defined by the 1940 Act and the rules thereunder, or upon the termination of the relevant.

Sub-Advisory Agreement

Impact Shares serves as the investment sub-adviser to the Women’s ETF and Minority ETF. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly.

Each Fund is a party to contractual arrangements with various parties, including, among others, the Fund’s investment adviser, administrator, distributor, and shareholder servicing agent, who provide services to the Fund. Shareholders are not parties to, or intended (“third-party”) beneficiaries of, any such contractual arrangements, and such contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Fund.

The Adviser has entered into a fund sponsorship agreement with the Sub-Adviser (the “Fund Sponsorship Agreement”) pursuant to which the sub-adviser is a sponsor to the Funds. Every month, unitary management fees for the Funds are calculated and paid to the Adviser, and the Adviser retains a portion of the unitary management fees from the Funds. After the Adviser has recouped a certain level of costs, the Adviser has agreed to pay the

Tidal Trust III

Notes to Financial Statements

June 30, 2024

Sub-Adviser a portion of any remaining profits generated by the unitary management fee for the Funds. If the amount of the unitary management fees for the Funds exceeds the combination of: (i) the Funds’ operating expenses (including the sub-advisory fee payable to the Sub-Adviser under the Sub-Advisory Amendment) and (ii) the Adviser- retained amount; that excess amount is considered “remaining profit.” In that case, once the Adviser has recovered a certain level of costs, the Adviser will pay a portion of the remaining profits to the Sub-Adviser. During months when the funds generated by the unitary management fee are insufficient to cover the entire sub-advisory fee, that fee is automatically waived (and such waiver is not subject to recoupment).

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average net assets each year for certain distribution-related activities. For the year ended June 30, 2024, no fees were charged by the Distributor under the Plan. No payments have yet been authorized by the Board, nor are any such expected to be made by a Fund under the Plan during the current fiscal year.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (“SEI”) serves as the Funds’ administrator. In that capacity, SEI performs various administrative services, including preparing various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. Additionally, effective September 1, 2023, Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund related expenses and manages the Trust’s relationships with its various service providers.

Effective April 10, 2024, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ transfer agent. Prior to April 10, 2024, the Bank of New York Mellon served as the Funds’ transfer agent.

Effective April 8, 2024, U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. Prior to April 8, 2024 the Bank of New York Mellon served as the Funds’ custodian.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Tidal. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

4. INVESTMENT TRANSACTIONS

For the year ended June 30, 2024, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

	Purchases	Purchases – U.S. Govt.	Sales	Sales – U.S. Govt.
Women’s ETF	$15,545,680	$—	$15,571,831	$—
Minority ETF	17,542,807	—	15,486,067	—

For the year ended June 30, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Women’s ETF	$9,074,173	$1,558,882	$502,982
Minority ETF	1,899,711	9,052,157	2,954,498

Tidal Trust III

Notes to Financial Statements

June 30, 2024

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences that are credited or charged to distributable earnings or Paid-in Capital as of June 30, 2024 are primarily related to in-kind redemption gain/loss.

	Distributable Earnings/ (Loss)	Paid-in Capital
Women’s ETF	$(443,479)	$443,479
Minority ETF	(2,860,344)	2,860,344

These reclassification had no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last two fiscal years ending June 30, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Women’s ETF
2024	$475,070	$374,656	$849,726
2023	1,326,246	1,463,528	2,789,774

Minority ETF
2024	$521,160	$6,542	$527,702
2023	938,455	460,743	1,399,198

As of June 30, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Total Distributable Earnings/ (Accumulated Losses)
Women’s ETF	$126,948	$—	$—	$(206,339)	$9,407,892	$(127,779)	$9,200,722
Minority ETF	120,342	1,016,458	—	—	10,273,652	(120,343)	11,290,109

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital. As of June 30, 2024 there are no capital loss carryforwards.

During the year ended June 30, 2024, the Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
Women’s ETF	$369,005	$371,964	$740,969
Minority ETF	742,487	499,474	1,241,961

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at June 30, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Women’s ETF	$46,498,933	$10,654,184	$(1,246,292)	$9,407,892
Minority ETF	37,180,681	10,821,610	(547,958)	10,273,652

The book/tax difference on cost is primarily related to wash sale adjustments.

Tidal Trust III

Notes to Financial Statements

June 30, 2024

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Funds will invest at least 80% of their total assets in securities of the Index, which reflects the performance of an investable universe of publicly-traded companies that directly or indirectly provide services or support to ETFs, including but not limited to the management, servicing, trading or sale of ETFs (“ETF Activities”).

An investment in each Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk (Both Funds) - The securities in an Underlying Index or in a Fund’s portfolio may underperform the returns of other securities or indices that track other countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities or indices tend to experience cycles of outperformance and underperformance in comparison to general securities markets.

Cash Transaction Risk (Both Funds) - The Funds can effect creations and redemptions principally for cash, rather than for in-kind securities. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Funds currently can effect redemptions for cash, rather than for in-kind securities, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Funds may recognize a capital gain on these sales that might not have been incurred if the Funds had made a redemption in-kind, and this may decrease the tax efficiency of the Funds compared to ETFs that utilize an in-kind redemption process and may also result in higher brokerage costs.

Counterparty Risk (Both Funds) - The Funds may engage in transactions in securities and financial instruments that involve counterparties. Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest, settlement or margin payments, or otherwise honor its obligations. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the affected Fund’s income or the value of its assets may decrease. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In an attempt to limit the counterparty risk associated with such transactions, the Funds conduct business only with financial institutions judged by Impact Shares to present acceptable credit risk. These risks may be greater when engaging in over-the-counter transactions or when the Fund conducts business with a limited number of counterparties.

Equity Investing Risk (Both Funds) - The market prices of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Ethnic Diversity Risk (Minority ETF only) - The returns on a portfolio of securities that excludes companies that are not ethnically diverse may trail the returns on a portfolio of securities that includes companies that are not ethnically diverse. Investing only in a portfolio of securities that are ethnically diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Exchange-Traded Funds Risk (Both Funds) - The value of ETFs can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. ETFs are traded similarly to stocks of individual companies. Although an ETF is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance of its index because of its operating expenses and other factors. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a

Tidal Trust III

Notes to Financial Statements

June 30, 2024

discount or a premium to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; and (3) trading of an ETF’s shares may be halted by the activation of individual or market wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage), if the shares are delisted from the Exchange without first being listed on another exchange, or if the listing exchange’s officials deem such action appropriate in the interest of a fair and orderly market or to protect investors. In addition, shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company when such Fund invests in shares of another investment company. Most ETFs are investment companies. Therefore, a Fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, such Fund’s investments in other investment companies.

Gender Diversity Risk (Women’s ETF only) - The returns on a portfolio of securities that excludes companies that are not gender diverse may trail the returns on a portfolio of securities that includes companies that are not gender diverse. Investing only in a portfolio of securities that are gender diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Illiquid Securities Risk (Both Funds) - Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all or may be forced to forego other investment opportunities, all of which may adversely impact a Fund’s returns. Illiquid investments also may be subject to valuation risk.

Index Performance Risk (Both Funds) - Each Fund seeks to track an index maintained by a third party provider unaffiliated with the Funds, Toroso (for Women’s ETF only), or Impact Shares. There can be no guarantee or assurance that the methodology used by the third party provider to create the index will result in the Funds achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the index or the daily calculation of the index will be free from error. It is also possible that the value of the index may be subject to intentional manipulation by third-party market participants. The particular indices used by the Funds may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Funds.

Industry Concentration Risk (Both Funds) - Because a Fund may invest 25% or more of the value of its assets in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries, a Fund’s performance may depend to a large extent on the overall condition of such industry or group of industries and a Fund may be susceptible to economic, political and regulatory risks or other occurrences associated with that industry or group of industries. The performance of a Fund if it invests a significant portion of its assets in a particular sector or industry may be closely tied to the performance of companies in a limited number of sectors or industries. Companies in a single sector often share common characteristics, are faced with the same obstacles, issues and regulatory burdens and their securities may react similarly to adverse market conditions. The price movements of investments in a particular sector or industry may be more volatile than the price movements of more broadly diversified investments.

Inflation Risk (Both Funds) - Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Intellectual Property Risk (Both Funds) - The Funds rely on licenses that permit Toroso (for Women’s ETF only) and Impact Shares to use the Underlying Indices and associated trade names, trademarks and service marks, as well as the Partner Nonprofits’ names and logos (the “Intellectual Property”) in connection with the investment strategies of each respective Fund and/or in marketing and other materials for each Fund. Such licenses may be terminated, and, as a result, the relevant Fund may lose its ability to use the Intellectual Property. In the event a license is terminated or the license provider does not have rights to license the Intellectual Property, the operations of such Fund may be adversely affected.

Limited Fund Size Risk (Both Funds) - The Funds may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a Fund fails to achieve sufficient scale, it may be liquidated.

Management Risk (Both Funds) - Management risk is the risk associated with the fact that the Funds rely on Toroso’s (for Women’s ETF only), Impact Shares’ ability to achieve its investment objective. Impact Shares has limited personnel and financial resources and Impact Shares is a nonprofit organization. The relative lack of resources may increase the Funds’ management risk. In addition, the NACP ETF is subject to potential trading-related challenges faced by Toroso.

Tidal Trust III

Notes to Financial Statements

June 30, 2024

Market Price Variance Risk (Both Funds) - Each Fund’s shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and are bought and sold in the secondary market at prevailing market prices. The market prices of shares will fluctuate in response to changes in the NAV of a Fund and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from NAV of a Fund during periods of market volatility. Differences between secondary market prices and the net asset value (“NAV”) of a Fund may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities held by a Fund at a particular time. Neither Toroso (for Women’s ETF only) or Impact Shares can predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in creation units, Toroso and Impact Shares believe that large discounts or premiums to the NAV of shares should not be sustained in the long-term. There may be times when the market price of a Fund’s shares and such Funds’ NAV vary significantly and you may pay more than such Funds’ NAV when buying shares on the secondary market, and you may receive less than such Fund’s NAV when you sell those shares. While the creation/redemption feature is designed to make it likely that shares normally will trade close to a Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from a Fund’s NAV. The market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In addition, the securities held by a Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to shares’ NAV may widen. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could cause a material decline in a Fund’s NAV. In times of market stress, market makers and authorized participants may step away from their respective roles in making a market in a Fund’s shares or in executing purchase and redemption orders, which could lead to variances between the market price of such Fund’s shares and the underlying value of those shares. Also, in stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity of such Fund’s portfolio holdings, which could lead to differences between the market price of such Fund’s shares and the underlying value of those shares. During periods of high market volatility, a Fund share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause a Fund share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with your brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill-timed stop order. The Funds’ shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Funds’ primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that a Fund’s shares will continue to trade on any such stock exchange or in any market or that a Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. A Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade a Fund’s shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

A Fund’s investment results are measured based upon the daily NAV of such Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those purchasing and redeeming directly with the Fund.

Mid-Cap Company Risk (Both Funds) - Investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Non-Diversification Risk (Both Funds) - Due to the nature of the Fund’s investment strategies and its non-diversified status (for purposes of the 1940 Act), the Fund may invest a greater percentage of its assets in the securities of fewer issuers than a “diversified” fund, and accordingly may be more vulnerable to changes in the value of those issuers’ securities. Since the Fund invests in the securities of a limited number of issuers, the Fund is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect its performance more than if the Fund invested in the securities of a larger number of issuers. Although the Fund will be “non-diversified” for purposes of the 1940 Act, the Fund intends to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.

Tidal Trust III

Notes to Financial Statements

June 30, 2024

Operational and Technology Risk (Both Funds) - The Funds, their service providers, index providers, Authorized Participants, market makers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Funds and their shareholders, despite the efforts of Toroso (solely with respect Women’s ETF) and Impact Shares, the Funds and their service providers to adopt technologies, processes, and practices intended to mitigate these risks. For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Funds, the Funds’ service providers, counterparties, or other market participants or data within them (a “cyber-attack”). Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Funds’ operations. Cyber-attacks, disruptions, or failures that affect the Funds’ service providers or counterparties may adversely affect the Funds and their shareholders, including by causing losses for the Funds or impairing the Funds’ operations. For example, the Funds or their service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate each Fund’s NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Funds or their service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Funds and their service providers may establish business continuity and other plans and processes to address the possibility of cyberattacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Similar types of operational and technology risks are also present for issuers of the Funds’ investments, which could have material adverse consequences for such issuers, and may cause the Funds’ investments to lose value. In addition, cyber-attacks involving a Fund’s counterparties could affect such counterparty’s ability to meet its obligations to such Fund, which may result in losses to such Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Funds being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Funds cannot directly control any cybersecurity plans and systems put in place by their service providers, counterparties, issuers in which the Funds invest, or securities markets and exchanges, and such third parties may have limited indemnification obligations to Toroso, Impact Shares, or the Funds, each of whom could be negatively impacted as a result.

Passive Investment Risk (Both Funds) - The Funds are not actively managed and may be affected by a general decline in market segments included in the applicable Underlying Indices. The Funds invest in securities included in, or representative of, each Fund’s respective Underlying Index regardless of such securities’ investment merits. Each Fund will likely lose value to the extent that the applicable Underlying Index loses value. Impact Shares does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Market Risk (Both Funds) - Securities market risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. The profitability of a Fund substantially depends upon Impact Shares correctly assessing the future price movements of stocks, bonds, loans, options on stocks, and other securities and the movements of interest rates. Impact Shares cannot guarantee that it will be successful in accurately predicting price movements. The market prices of equities may decline for reasons that directly relate to the issuing company (such as poor management performance or reduced demand for its goods or services), factors that affect a particular industry (such as a decline in demand, labor or raw material shortages, or increased production costs) or general market conditions not specifically related to a company or industry (such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally or natural and environmental disasters and systemic market dislocations). The spread of infectious disease including epidemics and pandemics also could affect the economies of many nations in ways that cannot necessarily be foreseen. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A

Tidal Trust III

Notes to Financial Statements

June 30, 2024

number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund.

In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies. As a result of the nature of a Fund’s investment activities, it is possible that such Fund’s financial performance may fluctuate substantially from period to period. Additionally, at any point in time an investment in a Fund may be worth less than the original investment, even after taking into account the reinvestment of dividends and distributions.

Significant Exposure Risk (Both Funds) - To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Small-Cap Company Risk (Both Funds) - Investing in the securities of small-cap companies either directly or indirectly through investments in ETFs, closed-end funds or mutual funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Tracking Error Risk (Both Funds) - Imperfect correlation between a Fund’s portfolio securities and those in the applicable Underlying Indices, rounding of prices, changes to the Underlying Indices and regulatory requirements may cause tracking error, which is the divergence of a Fund’s performance from that of its Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses, while its Underlying Index does not. For example, a Fund incurs a number of operating expenses not applicable to its Underlying Index and incurs costs associated with buying and selling securities, especially when rebalancing such Fund’s securities holdings to reflect changes in the composition of its Underlying Index and raising cash to meet redemptions or deploying cash in connection with newly created creation units. Because a Fund bears the costs and risks associated with buying and selling securities while such costs are not factored into the return of its Underlying Index, such Fund’s returns may deviate significantly from the return of its Underlying Index. Because the Funds each employ a representative sampling strategy, the Funds may experience tracking error to a greater extent than funds that seeks to replicate an index. Impact Shares may not be able to cause a Fund’s performance to correlate to that of such Fund’s benchmark, either on a daily or aggregate basis. Because the Underlying Index rebalances quarterly but a Fund is not obligated to do the same, the risk of tracking error may increase following the rebalancing of such Fund’s Underlying Index.

Trading Issues Risk (Both Funds) - Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Tidal Trust III

Notes to Financial Statements

June 30, 2024

Valuation Risk (Both Funds) - The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

7. OTHER

At June 30, 2024, the records of the Trust reflected that 100% of the Funds’ total Shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

On August 21, 2024, the Board approved Foreside Fund Services, LLC (the “New Distributor”) as the Funds’ new distributor. The distribution agreement became effective August 26, 2024.

Effective August 26, 2024, SEI was no longer administrator to the Funds. Tidal has assumed the various administrative services previously performed by SEI.

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Tidal Trust III

Report of Independent Registered Public Accounting Firm

June 30, 2024

To the Shareholders of Impact Shares and

Board of Trustees of Tidal Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Impact Shares YWCA Women’s Empowerment ETF and Impact Shares NAACP Minority Empowerment ETF (the “Funds”), each a series of Tidal Trust III, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023. We have served as the auditor of one or more of Tidal Investment LLC’s investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

August 27, 2024

Tidal Trust III

Notice to Shareholders

June 30, 2024 (Unaudited)

For shareholders that do not have a June 30, 2024 tax year end, this notice is for informational purposes only. For shareholders with a June 30, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended June 30, 2024, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Qualified Short Term Capital Gain (5)	Qualifying Business Income (6)
Women’s ETF	0.00%	51.89%	48.11%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Minority ETF	0.00%	1.61%	98.39%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(3)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.
(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the tax year ending June 30, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

Tidal Trust III

234 West Florida Street

Suite 203

Milwaukee, Wisconsin 53204

844-448-3383

www.impactetfs.org

Investment Adviser:

Tidal Investments LLC

234 West Florida Street

Suite 203

Milwaukee, Wisconsin 53204

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator:

Tidal Investments LLC

234 West Florida Street

Suite 203

Milwaukee, Wisconsin 53204

Transfer Agent:

U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

Custodian:

U.S. Bank National Association

1555 North Rivercenter Drive

Milwaukee, Wisconsin 53212

Legal Counsel:

Sullivan & Worcester LLP
1251 Avenue of the Americas

19th Floor

New York, New York 10020

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
342 N. Water St.

Suite 830

Milwaukee, Wisconsin 53202

This information must be preceded or accompanied by a current prospectus for the Funds.

IMP-AR-001-0600

(a)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

At a special meeting of the shareholders held on January 25, 2024, the Minority ETF shareholders voted on the following:

	For %	Against %	Abstain %
1. Approve a new Investment Advisory Agreement between the Trust and Tidal Investments LLC, formerly named Toroso Investments, LLC (“Tidal”), on behalf of the Minority ETF.	93.52%	1.35%	5.13%

2. Approve an Amendment to the Amended and Restated Investment Advisory Agreement between the Trust and Impact Shares Corp. (“ISC”), on behalf of the Minority ETF.	92.87%	1.93%	5.20%

At a special meeting of the shareholders held on August 31, 2023, the Women's ETF shareholders voted on the following:
	For %	Against %	Abstain %	Broker Non-Vote %
1. Approve a new Investment Advisory Agreement between the Trust and Tidal Investments LLC, formerly named Toroso Investments, LLC (“Tidal”), on behalf of the Women's ETF.	67.15%	4.23%	0.95%	27.67%

2. Approve an Amendment to the Amended and Restated Investment Advisory Agreement between the Trust and Impact Shares Corp. (“ISC”), on behalf of the Women's ETF.	70.88%	0.50%	0.95%	27.67%

3. Elect four new members to the Board of Trustees:
	For %	Withhold %
(1) Mr. Guillermo Trias	96.89%	3.11%
(2) Ms. Monica Byrd	98.26%	1.74%
(3) Ms. Pamela Cytron	98.31%	1.69%
(4) Mr. Lawrence Jules	98.12%	1.88%

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Impact Shares YWCA Women’s Empowerment ETF

At a meeting held on September 8, 2023, the Trustees, including those Trustees who are not interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trust (such trustees, the “Independent Trustees”), met to consider, among other things, the investment advisory agreement with Tidal (the “Tidal Advisory Agreement”), pursuant to which Tidal would be engaged to provide advisory services to the Empowerment ETF. The Tidal Advisory Agreement was approved at this meeting, subject to shareholder approval, for an initial two-year term.

The Nature, Extent, and Quality of the Services. In considering the Tidal Advisory Agreement, the Independent Trustees evaluated the nature, extent, and quality of the advisory services to be provided to the Empowerment ETF by Tidal. They considered the terms of the Tidal Advisory Agreement and received and considered information provided by management that described, among other matters.

•	the nature and scope of the advisory and sub-advisory services to be provided to the Empowerment ETF and information regarding the number, experience, qualifications and adequacy of the personnel providing those services,
•	the investment program to be used by Tidal and ISC to manage the Empowerment ETF,
•	possible fall-out benefits and potential conflicts of interest,
•	anticipated brokerage practices,
•	the compliance function of Tidal, and
•	the financial resources of Tidal.

They also took into account information concerning the investment processes to be used by Tidal and ISC in managing the Empowerment ETF. The Independent Trustees considered, among other matters, that Tidal will provide the Trust with office space and personnel, and, under the unitary-fee structure set forth in the Tidal Advisory Agreement, Tidal is responsible for bearing all of the Empowerment ETF’s expenses, including the costs of transfer agency, custody, Empowerment ETF administration, legal, audit, and other services provided to the Empowerment ETF, with certain noted exceptions. They also took into account the compliance and operational functions of Tidal, as well as the resources being devoted to such functions.

The Independent Trustees considered Tidal’s financial resources. The Independent Trustees considered that Tidal intended to financially support operating shortfalls for the Empowerment ETF, inclusive of marketing expenses, through at least November of 2024 assuming moderate asset growth for the Empowerment ETF.

The Independent Trustees concluded, within the context of their overall conclusions regarding the Tidal Advisory Agreement, that the scope of the services to be provided to the Empowerment ETF under the Tidal Advisory Agreement was consistent with the Empowerment ETF’s operational requirements; that Tidal has the capabilities, resources and personnel necessary to provide the advisory services required by the Empowerment ETF; and that, overall, the nature, extent and quality of the services to be provided by Tidal to the Empowerment ETF were sufficient to warrant approval of the Tidal Advisory Agreement.

Performance. The Independent Trustees considered that the Empowerment ETF seeks investment results that, before fees and expenses, track the performance of the Empowerment ETF’s underlying index and the Empowerment ETF’s performance was within an acceptable level of the Empowerment ETF’s underlying index. The 37 Impact Shares Trust I Board Considerations in Approving the Tidal Advisory Agreement December 31, 2023 (Unaudited) Independent Trustees also considered that with ISC as adviser, the Empowerment ETF experienced performance for the three-year period ended July 31, 2021, that was above the median for the Empowerment ETF’s Morningstar Category, with the Empowerment ETF ranking in the second quartile of its Morningstar Category. The Independent Trustees considered that under the Tidal Advisory Agreement, although Impact Shares, as sub-adviser, would continue to provide the day-to-day portfolio management of the Empowerment ETF, Tidal would be primarily responsible for trading the Empowerment ETF’s securities.

The Independent Trustees concluded, within the context of the Independent Trustees’ overall conclusions regarding the Tidal Advisory Agreement, that the performance history for the Empowerment ETF was not inconsistent with approval of the Tidal Advisory Agreement.

The Costs of the Services Provided by the Adviser and the Profits Realized by the Adviser. The Independent Trustees considered the cost of services to be provided by Tidal and the impact of the proposal on the anticipated profitability to Tidal of its arrangements with the Empowerment ETF.

The Independent Trustees recognized that Tidal should, in the abstract, be entitled to earn a reasonable level of profit for the services provided and to be provided to the Empowerment ETF, and that it is difficult to make comparisons of profitability from advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types and sizes of Empowerment ETFs it manages, its business mix, numerous assumptions about cost allocations and Tidal’s capital structure and cost of capital.

The Independent Trustees also considered the compensation payable by Tidal to Impact Shares for sub-advisory services with respect to the Empowerment ETF, including the portion of the contractual fee rate that is to be paid to Impact Share, as compared to the compensation to be paid to Tidal. The Independent Trustees concluded that, at current assets levels, the expected profitability was not excessive and supported the approval of the Tidal Advisory Agreement.

Fees and Other Expenses. The Independent Trustees considered the unitary management fee to be paid by the Empowerment ETF to Tidal, as well as the Empowerment ETF’s distribution and service (Rule 12b-1) plan, “other expenses” and total expenses. In doing so, the Independent Trustees reviewed information provided by Tidal comparing the proposed unitary management fee rate of the Empowerment ETF to a group of peers selected by Morningstar as mission-aligned comparables for the Empowerment ETF. The Independent Trustees noted that the proposed fee rate of 0.49% of the Empowerment ETF’s average daily net assets was equal to the Empowerment ETF’s current unitary management fee.

The Board noted that an advisory agreement with Tidal with respect to the Empowerment ETF was approved by the Board in November 2023, subject to shareholder approval, with a proposed unitary management fee rate of 0.75% of the Empowerment ETF’s average daily net assets, the same unitary management fee rate at the Empowerment ETF’s inception. The Board also noted that Tidal subsequently proposed that the Board approve the Tidal Advisory Agreement at the Empowerment ETF’s current unitary management fee rate (0.49% of the Empowerment ETF’s average daily net assets) following the failure of the proposal that shareholders approve an advisory agreement with Tidal at the unitary management fee rate of 0.75% of the Empowerment ETF’s average daily net assets.

Based on this and other information, the Independent Trustees concluded, within the context of their overall conclusions regarding the Tidal Advisory Agreement that the fees and expenses to be charged 38 Impact Shares Trust I Board Considerations in Approving the Tidal Advisory Agreement December 31, 2023 (Unaudited) represented reasonable compensation to Tidal in light of the services provided and to be provided to the Empowerment ETF.

Possible Fall-Out Benefits. The Independent Trustees considered information regarding the direct and indirect benefits to Tidal from its relationship with the Empowerment ETF, including reputational and other “fall out” benefits. The Independent Trustees considered the receipt of these benefits in light of Tidal’s estimated profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale. The Independent Trustees considered the extent to which Tidal may realize economies of scale or other efficiencies in managing and supporting the Empowerment ETF. The Independent Trustees considered that the Empowerment ETF did not have any breakpoints in its fee arrangement with Tidal or Tidal’s fee arrangement with ISC. The Independent Trustees concluded that the Empowerment ETF’s overall fee arrangements represent an appropriate sharing at the present time between Empowerment ETF shareholders and Tidal of any economies of scale or other efficiencies in the management of the Empowerment ETF.

Based on the factors described above, the Independent Trustees concluded that the approval of the Tidal Advisory Agreement was in the best interests of the Empowerment ETF and should be approved.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)  Not Applicable

(b)  Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 6, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	September 6, 2024

* Print the name and title of each signing officer under his or her signature.